Label	Element	Value
High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
(the "Funds")

The following changes will take effect on April 29, 2022:

•  Class IS shares of the applicable Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the applicable Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase;

•  The contingent deferred sales charge for Class A shares of the Funds that are not subject to any sales charges at the time of purchase (except Short Duration Income Portfolio) will be increased to 0.75%. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  A contingent deferred sales charge of 0.25% will be added for Class A shares of the Short Duration Income Portfolio that are not subject to any sales charges at the time of purchase if the shares are sold within 12 months after purchase. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  The maximum front-end sales charge for Class A shares of the Short Duration Income Portfolio will be increased to 2.25%; and

•  The dealer commission schedule for Class A shares of the Funds will be amended.

Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Accordingly, the following changes will be made to the Prospectus effective April 29, 2022:

Each instance of "Class IS" in the Prospectus is hereby deleted and replaced with "Class R6."

Footnote 1 in each section of the Prospectus entitled "Fund Summary—Fees and Expenses" (except Short Duration Income Portfolio) is hereby deleted in its entirety and replaced with the following:

Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.

High Yield Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances.